ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 27, 2020	Jan. 03, 2021	Dec. 29, 2019
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 44,300	$ 1,154,229	$ 1,014,223
Business Acquisition, Pro Forma Net Income (Loss)	$ 4,700	$ (197,849)	$ (10,927)